Right-of-use assets and lease liabilities - Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets for long-term operating leases
Beginning balance	$ 1,954,000	$ 8,747,000
Additions	25,000	500,000
Modification of operating lease	(43,000)	(3,825,000)
Amortization	(1,934,000)	(3,685,000)	$ (5,634,000)
Effect of foreign currency exchange differences	25,000	217,000
Ending balance	27,000	1,954,000	8,747,000
General and administrative expenses for long-term operating lease	1,934,000	3,762,000	6,077,000
Charge recognized in relation to short-term lease	786,000	$ 291,000	$ 301,000
Future minimum payments under non-cancellable short-term operating leases in 2020	$ 1,322,000
Discount rate related to operating lease (as a percent)	5.40%	5.40%	5.50%
Weighted average remaining lease term (in years)	1 year	1 year	2 years
Cash payments in respect of operating lease	$ 2,003,000	$ 3,797,000	$ 5,149,000
Minimum
Right-of-use assets and lease liabilities
Operating lease, term of contract	1 year
Maximum [Member]
Right-of-use assets and lease liabilities
Operating lease, term of contract	3 years